Business combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Summary of final purchase price allocation
The following table summarizes the final purchase price allocation as of December 31, 2019 and the reconciliation with “Payments for acquired business, net of cash acquired” line item of consolidated statements of cash flows:

Viajes Falabella
Cash and cash equivalent	11,272
Accounts receivable	11,828
Other assets	34,611
Property and equipment	2,420
Intangible assets	3,663
Travel suppliers payable	(36,656)
Other Liabilities	(15,807)
Goodwill	10,865

Fair value of purchase price	22,196
Financed portion of acquisition	(10,696)
Cash acquired	(11,272)

Payments for acquired business, net of cash acquired	228

Summary of the revenues and net income
The following table summarizes the revenues and net income (including purchase accounting amortization and the impact of intercompany eliminations) of Viajes Falabella included in the Company’s consolidated statement of income for the year ended December 31, 2019 since the date of acquisition:

Viajes Falabella
Net revenue	20,710
Net loss	(3,060)
The following pro forma summary presents consolidated information of the Company as if the acquisition of Viajes Falabella had occurred on January 1, 2018:

	For the years ended December 31,
	2019	2018
Net revenue	532,710	584,986
Net (loss) / income	(20,872)	19,770